CONSOLIDATED SCHEDULE OF INVESTMENTS

Ivy Emerging Markets Equity Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil

Consumer Discretionary – 3.2%
MercadoLibre, Inc.(A)	40	$67,533

Consumer Staples – 1.3%
Ambev S.A.	8,900	26,907

Energy – 2.2%
Petroleo Brasileiro S.A.	8,986	48,781

Financials – 1.0%
XP, Inc., Class A(A)	529	20,969

Materials – 1.7%
Vale S.A.	2,161	36,375

Total Brazil – 9.4%		$200,565

China

Communication Services – 7.1%
Tencent Holdings Ltd.	2,127	153,076

Consumer Discretionary – 16.4%
Alibaba Group Holding Ltd. ADR(A)	502	116,747
JD.com, Inc. ADR(A)	595	52,271
Li Ning Co. Ltd.	9,267	63,768
Midea Group Co. Ltd., Class A	4,619	69,960
New Oriental Education & Technology Group, Inc. ADR(A)	173	32,084
Trip.com Group Ltd. ADR(A)	569	19,184
		354,014

Consumer Staples – 1.0%
China Mengniu Dairy Co. Ltd.	3,718	22,416

Financials – 3.0%
China Merchants Bank Co. Ltd., H Shares	3,705	23,438
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,313	40,318
		63,756

Health Care – 3.1%
BeiGene Ltd. ADR(A)	137	35,400
Yunnan Baiyao Group Co. Ltd., A Shares	1,770	30,939
		66,339

Industrials – 1.5%
Hefei Meiya Optoelectronic Technology, Inc., A Shares	4,725	32,203

Real Estate – 1.0%
KE Holdings, Inc. ADR(A)	6	367
Logan Group Co. Ltd.	13,184	21,597
		21,964

Total China – 33.1%		$713,768

Hong Kong

Consumer Discretionary – 1.6%
Galaxy Entertainment Group	4,567	35,554

Financials – 1.6%
Hong Kong Exchanges and Clearing Ltd.	626	34,325

Total Hong Kong – 3.2%		$69,879

India

Communication Services – 1.7%
Bharti Airtel Ltd.	5,139	35,888

Consumer Staples – 1.0%
United Spirits Ltd.(A)	2,739	21,707

Energy – 2.4%
Reliance Industries Ltd.	1,901	51,721

Financials – 3.9%
HDFC Bank Ltd.(A)	1,607	31,643
ICICI Bank Ltd.	7,223	53,111
		84,754

Industrials – 1.1%
Larsen & Toubro Ltd.	1,321	23,339

Total India – 10.1%		$217,409

Panama

Industrials – 1.3%
Copa Holdings S.A., Class A	362	27,919

Total Panama – 1.3%		$27,919

Russia

Communication Services – 2.5%
Yandex N.V., Class A(A)	779	54,216

Energy – 0.9%
PJSC LUKOIL	270	18,831

Financials – 1.3%
Sberbank of Russia PJSC ADR	1,996	28,860

Real Estate – 0.2%
Etalon Group Ltd. GDR	3,167	5,476

Total Russia – 4.9%		$107,383

South Africa

Communication Services – 1.7%
Naspers Ltd., Class N	180	36,808

Financials – 1.9%
Capitec Bank Holdings Ltd.	415	40,539

Materials – 1.2%
AngloGold Ashanti Ltd.	1,181	27,212

Total South Africa – 4.8%		$104,559

South Korea

Consumer Discretionary – 2.4%
Hyundai Motor Co.	294	52,170

Consumer Staples – 1.6%
LG Household & Health Care Ltd.(A)	23	34,522

Health Care – 0.7%
EOFlow Co. Ltd.(A)	233	15,614

Information Technology – 8.4%
Samsung Electronics Co. Ltd.	2,428	181,281

Materials – 2.0%
LG Chem Ltd.(A)	56	42,841

Total South Korea – 15.1%		$326,428

Taiwan

Information Technology – 11.8%
Delta Electronics, Inc.	2,601	24,392

MediaTek, Inc.	1,037	27,654
Taiwan Semiconductor Manufacturing Co. Ltd.	10,713	202,670
		254,716

Total Taiwan – 11.8%		$254,716

United States

Materials – 3.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,939	50,447
Southern Copper Corp.	379	24,704
		75,151

Total United States – 3.5%		$75,151

Vietnam

Real Estate – 1.7%
Vinhomes JSC(A)	9,214	35,727

Total Vietnam – 1.7%		$35,727

TOTAL COMMON STOCKS – 98.9%		$2,133,504
(Cost: $1,155,852)

SHORT-TERM SECURITIES

Money Market Funds(B) – 0.8%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	16,353	16,353

TOTAL SHORT-TERM SECURITIES – 0.8%		$16,353
(Cost: $16,353)

TOTAL INVESTMENT SECURITIES – 99.7%		$2,149,857
(Cost: $1,172,205)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		5,560

NET ASSETS – 100.0%		$2,155,417

Notes to Consolidated Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Communication Services	$54,216	$225,772	$—
Consumer Discretionary	287,819	221,452	—
Consumer Staples	—	105,552	—
Energy	—	119,333	—
Financials	20,969	252,234	—
Health Care	35,400	46,553	—
Industrials	27,919	55,542	—
Information Technology	—	435,997	—
Materials	75,151	106,428	—
Real Estate	367	62,800	—

Total Common Stocks	$501,841	$1,631,663	$—
Short-Term Securities	16,353	—	—

Total	$518,194	$1,631,663	$—

6. BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2020 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$2,155,417	$326	0.02%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,172,205

Gross unrealized appreciation	994,674

Gross unrealized depreciation	(17,022)

Net unrealized appreciation	$977,652